Walden Logo       Walden Asset Management
                  A Division of United States Trust Company of Boston

To:      All Shareholders -- Walden/BBT Domestic Social Index Fund
From:    Geeta B. Aiyer
Re:      Portfolio Manager's Report - September 30, 1999
                              Fund NAV: 9.59

                            COMPARATIVE PERFORMANCE

                                                                8/1/99-9/30/99
                                                                --------------
Walden/BBT Domestic Social Index Fund*......................        -4.08%
S&P 500**...................................................        -3.22%
Russell 2000**..............................................        -3.68%
Russell 3000**..............................................        -3.67%
Wilshire 5000**.............................................        -3.52%

WALDEN ASSET MANAGEMENT SERVES AS INVESTMENT ADVISOR TO THE WALDEN/BBT DOMESTIC SOCIAL INDEX FUND AND RECEIVES A FEE FOR ITS SERVICES.

* After all expenses at an annual rate of 1%, the Advisor's expense limitation. Results shown are past performance which is not an indication of future returns. **The S & P 500 Index is a broad market capitalization-weighted average of U. S. companies. The Russell 3000 Index represents approximately 98% of the investable US Equity Market; companies are included based on total market capitalization. The Russell 2000 Index consists of the 2000 smallest securities in the Russell 3000 index. The Wilshire 5000 Total Market Index measures the performance of all U.S. headquartered equity securities with readily available price data.

For more information on the Walden/BBT Funds, including a Prospectus that outlines fees, charges and other operating expenses, call 1-877-7-WALDEN. Please read the Prospectus carefully before investing or sending money.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF UNITED STATES TRUST COMPANY OF BOSTON OR ANY BANK AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY AGENCY. THE VALUE OF THE FUND SHARES AND RETURNS WILL FLUCTUATE AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN THEY REDEEM SHARES. DISTRIBUTED BY BISYS FUND SERVICES.

MARKET & PERFORMANCE SUMMARY -- THIRD QUARTER, 1999
---------------------------------------------------

      Although we were spared the alarming headlines of a year ago, for the second summer in a row we experienced a broad-based decline in the stock market. Last year's price drop was prompted by investor fear that Asia's economic turmoil would lead our own economy into recession. As actual economic developments last fall proved those fears to be unfounded, stock indices quickly recouped the summer's losses, and then most proceeded to new highs. This year, rising interest rates and concern about an acceleration of inflation were the catalysts for the

THE COVENTRY GROUP
DOMESTIC SOCIAL INDEX FUND

price drop, as measured by a decline of 4.08% for the Fund during the months of August and September. For comparative purposes, the S&P 500 Index registered -3.22% during the same period, while the Russell 2000 and Russell 3000 declined by 3.68% and 3.67%, and the Wilshire 5000 returned -3.52%.

      Factors that contributed to the Fund's negative performance during its first two months of operation included overweighting in financials. Moreover, an underweighting in capital goods did not permit the Fund to benefit from the markedly strong performance of General Electric, which rose 9.1% for the period. Conversely, a slight underweight in consumer staples enhanced overall Fund performance.

      (Walden/BBT Domestic Social Index Fund holdings are in bold.) Security specific contributions included COCA COLA, registering a 20.1% decline for August and September and diminishing total return by 28.3 basis points, and AT&T, recording -16.1% for the period, with a resultant 26.2 basis point decrease for the Fund. Positive performers, on the other hand, included WAL MART, with a 12.7% return that added 22.5 basis points to total return, and MICROSOFT, with a 5.5% return that added 21.9 basis points.

      The Fund's social criteria proved to be at once beneficial and challenging; while not owning Phillip Morris, down 7.1% for August and September, and Boeing, at 0.4% for the period, was a boon for Fund performance, not being able to hold GE, as referenced above, or GTE, up 4.9% for the period, hindered the overall return.

SOCIAL RESEARCH AND ACTION
--------------------------

      Headlining our accomplishments over the quarter is news that AMR CORPORATION, parent of American Airlines, has ramped up its environmental commitment by agreeing to endorse the CERES Principles. For nearly two years Walden has spearheaded the effort to bring AMR into the CERES forum, the first major airline to do so. The multi-year timeframe underscores our experience that corporate change comes slowly, as well as the importance of investor constancy toward achieving long-lasting social objectives. We continue to be the lead investor representative for several major companies considering the CERES approach, including XEROX, DEERE, and Harley-Davidson.

      Working with the Interfaith Center on Corporate Responsibility (ICCR), we have played a lead role in helping develop a shareholder resolution strategy for firms involved in genetically engineered (GE) foods. This topic is receiving almost daily attention in major US and international journals; this ranges from debates on the risks posed by GE foods to the environment and human health to consumer, corporate and governmental reactions and concerns over free trade. Our work will assist shareholder activists in introducing new shareholder resolutions that address this issue from seed producers to the grocery stores. In addition to our plans to target several domestic companies for shareholder dialogue, we have written to Novartis and Schering, two European firms with significant interests in GE foods.

      On local shores we have stepped up our discussions with COCA-COLA. While we are staying abreast of recent allegations of race discrimination, our primary dialogue focus is on public controversy around recycled content (or lack thereof) in Coca-Cola bottles. We have organized a mid-month meeting with Coca-Cola and others in the social investment community to continue the dialogue. We have also assumed greater leadership in coordinating the large investor coalition addressing equal employment opportunity concerns at HOME DEPOT. The company is planning to meet with us in November.

THE COVENTRY GROUP
DOMESTIC SOCIAL INDEX FUND

      On another issue altogether, as we head into the last few months in which we can address Y2K technology issues, we continue to be confident that disruptions to our computer systems are relatively unlikely to occur. We are in conformity with all regulatory directives concerning Y2K and have completed remediation of all our critical systems. In addition, we have conducted successful testing with our significant third-party vendors as part of our effort to assess the viability of our interconnected systems. Of course, we cannot guarantee that computer-related services will not be interrupted as we enter the Year 2000. For that reason, we have adopted a comprehensive contingency plan, which would be implemented if there were a failure of any of the critical computer-related systems on which we rely. In the coming months, we will monitor actively all Y2K-related issues, including issues related to your investments, so that we can continue to provide service to you as we enter the next century.

      On behalf of all of us at Walden Asset Management, a division of United States Trust Company of Boston, as adviser to the Fund, I thank you for your continued confidence in our services. Please feel free to contact either me or my colleagues at (617) 726-7250 should you have any questions about our investment views or your account.

/s/ Geeta B. Aiyer
Geeta B. Aiyer
Portfolio Manager and President
Walden Asset Management

To:      All Shareholders -- Walden/BBT International Social Index Fund
From:    Geeta B. Aiyer
Re:      Portfolio Manager's Report - September 30, 1999
                              Fund NAV: 10.40

                            COMPARATIVE PERFORMANCE

                                                              8/26/99-9/30/99   9/1/99-9/30/99
                                                              ---------------   ---------------
Walden/BBT International Social Index Fund*.................       4.00%             1.27%
MSCI EAFE Index**...........................................                         1.01%
Financial Times World Indices EuroPacific Index**...........                         1.06%

WALDEN ASSET MANAGEMENT SERVES AS INVESTMENT ADVISOR TO THE WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND AND RECEIVES A FEE FOR ITS SERVICES.

* After all expenses at an annual rate of 1%, the Advisor's expense limitation. Results shown are past performance which is not an indication of future returns. **The MSCI EAFE Index is based on the share prices of approximately 977 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. The Financial Times World Indices European Pacific Index is a dollar-denominated, market capitalization-weighted index comprised of securities in the European and Pacific regions.

For more information on the Walden/BBT Funds, including a Prospectus that outlines fees, charges and other operating expenses, call 1-877-7-WALDEN. Please read the Prospectus carefully before investing or sending money.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF UNITED STATES TRUST COMPANY OF BOSTON OR ANY BANK AND ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY AGENCY. THE VALUE OF THE FUND SHARES AND RETURNS WILL FLUCTUATE AND INVESTORS MAY HAVE A GAIN OR LOSS WHEN THEY REDEEM SHARES. DISTRIBUTED BY BISYS FUND SERVICES.

MARKET & PERFORMANCE SUMMARY -- THIRD QUARTER, 1999
---------------------------------------------------

      For the first full month of its existence, September of 1999, the Walden/BBT International Social Index Fund returned 1.27%. For comparative purposes, the MSCI EAFE Index evidenced a return of 1.01% for the same period, while the Financial Times EuroPacific Index returned 1.06%. Factors that contributed to the Fund's positive performance during September included the underweighting of the consumer staples and energy sectors. Conversely, an overweighting in the consumer discretionary sector hindered Fund performance. Since its inception on 8/26/99 the Fund returned 4.00%.

      (Walden/BBT International Social Index Fund holdings are in bold.) Security specific contributions included Japan's NIPPON TELEPHONE & TELEGRAPH,with a 9.9% return that added 19 basis points to the overall return, as well as the U.K.'s VODAFONE AIRTOUCH, with a 17.4% return that added 15 basis points. Negative performers included the UK's SMITHKLINE BEECHAM, registering -11.7% for the month and diminishing total return 11 basis points, and the UK's HSBC HOLDINGS, recording -7.4% for September, with a resultant 10 basis point decrease for the Fund.

      The Fund's social criteria proved beneficial in several cases, as securities precluded from investment underperformed international indices. The poor performers included the Netherlands' Royal Dutch, -5.6% for the month, Switzerland's Roche Holdings, at 0.1% and Nestle at -4.8% for September, and Germany's DaimlerChrysler, registering -8.6% for the period.

THE COVENTRY GROUP
INTERNATIONAL SOCIAL INDEX FUND

SOCIAL RESEARCH AND ACTION
--------------------------

      Working with the Interfaith Center on Corporate Responsibility (ICCR), we have played a lead role in helping to develop a shareholder dialogue strategy for firms involved in genetically modified (GMO) foods. This topic is receiving almost daily attention in major US and international journals; this ranges from debates on the risks posed by GMO foods to the environment and human health to consumer, corporate and governmental reactions and concerns over free trade. Our work will assist shareholder activists in introducing new shareholder resolutions that address this issue from seed producers to grocery stores. In addition to our plans to target several domestic companies for shareholder dialogue, we have written to Novartis and Schering, two European firms with significant interests in GMO foods.

      Over these past several months we have finalized our global proxy guidelines with a focus on our four major markets: the United Kingdom, Germany, France and Japan. Strong corporate governance on issues of independence, transparency and accountability is an essential first step toward effective international shareholder advocacy. Walden's efforts to learn more about Japanese corporate governance, the least open of our overseas markets, through a questionnaire to our top Japan-based companies received a response from more than 80 percent of the companies queried. A summary of our findings will appear in the upcoming edition of Values. Sakura Shimizu, a Northeastern University cooperative student, was of great assistance in achieving these results.

      We continued to extend our reach into the realm of international advocacy in home office visits to three leading European banks: Deutsche Bank, Credit Suisse and UBS. All these banks are UNEP signatories (United Nations Environmental Programme), and as such, have committed to integrating social and environmental factors into their credit and financing decisions. At each bank, Walden's Lauren Compere met with key environmental and credit officials to learn how they put their UNEP commitments into practice. While she characterizes their efforts as mixed, Lauren was impressed by the banks' level of openness and interest in our assessment of their progress.

      On another issue altogether, as we head into the last few months in which we can address Y2K technology issues, we continue to be confident that disruptions to our computer systems are relatively unlikely to occur. We are in conformity with all regulatory directives concerning Y2K and have completed remediation of all our critical systems. In addition, we have conducted successful testing with our significant third-party vendors as part of our effort to assess the viability of our interconnected systems. Of course, we cannot guarantee that computer-related services will not be interrupted as we enter the Year 2000. For that reason, we have adopted a comprehensive contingency plan, which would be implemented if there were a failure of any of the critical computer-related systems on which we rely. In the coming months, we will monitor actively all Y2K-related issues, including issues related to your investments, so that we can continue to provide service to you as we enter the next century.

      On behalf of all of us at Walden Asset Management, a division of United States Trust Company of Boston, as adviser to the Fund, I thank you for your continued confidence in our services. Please feel free to contact either me or my colleagues at (617) 726-7250 should you have any questions about our investment views or your account.

/s/ Geeta B. Aiyer
Geeta B. Aiyer
Portfolio Manager and President
Walden Asset Management

THE COVENTRY GROUP
INTERNATIONAL SOCIAL INDEX FUND

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares             COMMON STOCK -- (99.4)%:                                        Market Value
-----------------------------------------------------------------------------------------------------
                         BASIC MATERIALS (4.6%):
         800             Air Products & Chemical Inc. ..........................         $     23,250
         700             Alcan Aluminum, Ltd. ..................................               21,875
       1,300             Alcoa Incorporation....................................               80,680
       1,785             Archer-Daniels-Midland Co. ............................               21,755
         200             Asarco, Inc. ..........................................                5,363
       1,100             Barrick Gold Corp. ....................................               23,925
         900             Battle Mountian Gold Co. (b)...........................                2,925
         200             Bemis Co. .............................................                6,775
         400             Bethlehem Steel Corp. (b)..............................                2,950
         100             Boise Cascade Corp. ...................................                3,644
         300             Champion International Co. ............................               15,413
         200             Consolidated Papers, Inc. .............................                5,375
         700             Corning, Inc. .........................................               47,994
         400             Crown Cork And Seal Co. ...............................                9,700
         300             Cyprus Amax Minerals Co. ..............................                5,888
         800             Dow Chemical Co. ......................................               90,899
       3,000             Du Pont (Ei) De Nemours & Co. .........................              182,624
         200             Eastman Chemical Co. ..................................                8,000
         600             Ecolab, Inc. ..........................................               20,475
         600             Engelhard Corp. .......................................               10,913
         600             Fort James Corporation.................................               16,013
         500             Georgia Pacific Corp. .................................               20,250
         100             Great Lakes Chemical Corp. ............................                3,806
         200             Hercules Inc. .........................................                5,725
         900             Homestake Mining Co. ..................................                8,269
         100             Imc Global, Inc. ......................................                1,456
         500             Inco, Ltd. (b).........................................               10,688
       1,300             International Paper Co. ...............................               62,480
         200             Johns Manville Corp. ..................................                2,650
         100             Martin Marietta Materials..............................                3,994

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         BASIC MATERIALS, CONTINUED
         400             Mead Corp. ............................................         $     13,750
         100             Millipore Corp. .......................................                3,756
       1,600             Monsanto Co. ..........................................               57,099
         200             Nalco Chemical Co. ....................................               10,100
         800             Newmont Mining Corp. ..................................               20,700
         200             Nucor Corp. ...........................................                9,525
         100             Owens-Corning Fiberglass Corp. ........................                2,169
         700             Owens-Illinois (b).....................................
         200             Phelps Dodge Corp. ....................................               11,013
         600             Pioneer Hi Bred, Inc. .................................               23,888
         800             Placer Dome, Inc. .....................................               11,900
         600             PPG Industries, Inc. ..................................               36,000
         500             Praxair, Inc. .........................................               23,000
         200             Reynolds Metals Co. ...................................               12,075
         600             Rohm & Haas Co. .......................................               21,675
         300             RPM, Inc. .............................................                3,656
         200             Sealed Air Corporation (b).............................               10,263
         500             Sherwin-Williams Co. ..................................               10,469
         300             Sigma-Aldrich Corp. ...................................                9,525
         100             Sonoco Products Co. ...................................                2,281
         100             Temple Inland, Inc. ...................................                6,050
         400             Union Carbide Corp. ...................................               22,725
         300             Usg Corporation........................................               14,250
         300             Usx- Us Steel Group, Inc. .............................                7,725
         300             W.R. Grace & Company (b)...............................                4,819
         400             Westvaco Corp. ........................................               10,250
         600             Weyerhaeuser Co. ......................................               34,575
         400             Willamette Industries, Inc. ...........................               17,250
         300             Worthington Industries, Inc. ..........................                5,100
                                                                                         ------------
                                                                                            1,155,211
                                                                                         ------------
                         CAPITAL GOODS (2.9%):
         700             Allegheny Teledyne, Inc. ..............................               11,813
         400             Allied Waste Industries, Inc. (b)......................                4,675

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         CAPITAL GOODS, CONTINUED
         400             Avery Dennison Corp. ..................................               21,100
         200             Case Corp. ............................................                9,963
       1,300             Caterpillar, Inc. .....................................               71,255
         400             Cooper Industries, Inc. ...............................               18,700
         300             Crane Co. .............................................                6,731
         100             Cummins Engine, Inc. ..................................                4,981
         100             Danaher Corp. .........................................                5,269
         700             Deere & Co. ...........................................               27,081
         700             Dover Corp. ...........................................               28,613
         200             Fluor Corp. ...........................................                8,050
         200             Gencorp, Inc. .........................................                3,663
         200             Goodrich B F Co. ......................................                5,800
         300             Howmet International, Inc. (b).........................                4,200
         100             Hubbell, Inc., Class B.................................                3,188
         800             Illinois Tool Works, Inc. .............................               59,649
         700             Ingersoll Rand Co. ....................................               38,456
         200             Mcdermott International, Inc. .........................                4,050
         100             National Service Industries, Inc. .....................                3,150
         300             Navistar International Corp. (b).......................               13,950
         300             Paccar, Inc. ..........................................               15,263
         400             Parker-Hannifin Corp. .................................               17,925
         900             Pitney Bowes, Inc. ....................................               54,844
         700             Tenneco, Inc. (b)......................................               11,900
         500             Thermo Electron Corp. .................................                6,719
         100             Thomas & Betts Corp. ..................................                5,100
         200             Timken Co. ............................................                3,225
       2,146             Tyco International.....................................              221,574
       1,600             Waste Management Incorporation.........................               30,800
                                                                                         ------------
                                                                                              721,687
                                                                                         ------------
                         COMMUNICATION SERVICES (8.2%):
         900             Alltel Corp. ..........................................               63,338
       2,900             Ameritech Corp. .......................................              194,844
       8,200             AT&T Corp. ............................................              356,699
       3,900             Bell Atlantic..........................................              262,519
       5,100             Bellsouth Corp. .......................................              229,500

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         COMMUNICATION SERVICES, CONTINUED
       4,500             MCI Worldcom, Inc. (b).................................              323,437
         800             Nextel Communications, Inc Class a (b).................               54,250
       4,800             Sbc Communications, Inc. ..............................              245,100
       2,400             Sprint Corp. ..........................................              130,200
         600             Sprint Corp. Pcs (b)...................................               44,738
         700             Vodafone Airtouch PLC, ADR.............................              166,425
                                                                                         ------------
                                                                                            2,071,050
                                                                                         ------------
                         CONSUMER CYCLICALS (9.0%):
         100             Armstrong World Industries, Inc. ......................                4,494
         400             Autozone, Inc. (b).....................................               11,225
         100             Belo (A.H.) Corp., Class a.............................                1,913
         200             Black And Decker Corp. ................................                9,138
         300             Brunswick Corp. .......................................                7,463
       1,500             Carnival Corp., Class a................................               65,249
         100             Centex Corp. ..........................................                2,956
         200             Consolidated Stores (b)................................                4,413
         200             Cooper Tire & Rubber Co. ..............................                3,525
         600             Costco Wholesale Corp. ................................               43,199
         500             Dana Corp. ............................................               18,563
       1,200             Dayton Hudson Corp. ...................................               72,074
         300             Dillards Inc. .........................................                6,094
         600             Dollar General.........................................               18,525
         300             Dow Jones And Co. .....................................               16,013
         400             Dun & Bradstreet.......................................               11,950
         200             Eaton Corp. ...........................................               17,263
       1,500             Emerson Electric Co. ..................................               94,780
         500             Equifax, Inc. .........................................               14,063
         600             Federated Department Stores, Inc. (b)..................               26,213
       2,900             Ford Motor Co. ........................................              145,543
         900             Gannett, Inc. .........................................               62,268
       2,300             Gap, Inc. .............................................               73,599
         100             Gartner Group Inc. (b).................................                1,669
         800             Genuine Parts Co. .....................................               21,250
         400             Goodyear Tire & Rubber Co. ............................               19,250
         400             Hasbro, Inc. ..........................................                8,575

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         CONSUMER CYCLICALS, CONTINUED
       3,600             Home Depot, Inc. ......................................              247,049
         700             J.C. Penney, Inc. .....................................               24,063
         300             Johnson Controls, Inc..................................               19,894
       1,300             K Mart, Inc. ..........................................               15,194
         300             Knight-Ridder, Inc. ...................................               16,463
         400             Kohl's Corp. (b).......................................               26,450
         900             Laidlaw, Inc. .........................................                6,075
         100             Lamar Advertising Co. (b)..............................                4,950
         100             Lear Corp. (b).........................................                3,519
         100             Leggett & Platt, Inc. .................................                1,969
         400             Limited, Inc. .........................................               15,300
         200             Liz Claiborne..........................................                6,200
         900             Lowe's Cos., Inc. .....................................               43,874
         600             Marriott International Class-A.........................               19,613
       1,000             Masco Corp. ...........................................               31,000
         900             Mattel.................................................               17,100
       1,100             May Department Stores Co. .............................               40,081
         300             Maytag.................................................                9,994
         600             Mcgraw-Hill Cos., Inc. ................................               29,025
         100             Meredith Corp. ........................................                3,631
         400             Meritor Automotive Incorporated........................                8,350
         400             New York Times Co. ....................................               15,000
         800             Newell Rubbermaid, Inc. ...............................               22,850
         700             Nike, Inc. ............................................               39,813
         400             Nordstrom, Inc. .......................................               10,800
         600             Ogden Corp. ...........................................                6,000
         500             Omnicom Group..........................................               39,594
         100             Outdoor Systems, Inc. (b)..............................                3,575
         700             Paychex................................................               23,888
       1,200             Primedia, Inc. (b).....................................               16,800
       1,200             Sears, Roebuck & Co. ..................................               37,650
         200             Snap-On, Inc. .........................................                6,500
         300             Stanley Works..........................................                7,556
       1,100             Staples, Inc. (b)......................................               23,994
         500             Tandy Corp. ...........................................               25,844

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         CONSUMER CYCLICALS, CONTINUED
         200             Times Mirror Co. ......................................               13,163
         800             Tjx Companies, Inc. ...................................               22,450
          57             Too Inc. (b)...........................................                1,022
         600             Toys 'r Us (b).........................................                9,000
         800             Tribune Co. ...........................................               39,800
         200             Tupperware Corp. ......................................                4,050
         300             Vf Corp. ..............................................                9,300
      11,000             Wal-Mart Stores, Inc. .................................              523,187
         200             Whirlpool..............................................               13,063
                                                                                         ------------
                                                                                            2,285,960
                                                                                         ------------
                         CONSUMER STAPLES (11.3%):
       1,200             Albertsons, Inc. ......................................               47,475
         200             American Greetings Corp., Class A......................                5,150
         700             Avon Products, Inc. ...................................               17,369
         100             Ball Corp. ............................................                4,406
       1,000             Bestfoods..............................................               48,500
       1,300             Campbell Soup Co. .....................................               50,863
       2,100             Cendant Corporation....................................               37,275
         700             Clear Channel Communications...........................               55,913
         600             Clorox, Inc. ..........................................               22,950
       1,000             Coca Cola Enterprises, Inc. ...........................               22,563
       6,100             Coca-Cola Co. .........................................              293,180
       1,600             Colgate-Palmolive Co. .................................               73,200
       1,800             Comcast Corp. Special (b)..............................               71,775
       1,300             Conagra, Inc. .........................................               29,331
          92             Cox Communications, Inc. Cl-A (b)......................                3,841
       1,000             CVS Corp. .............................................               40,813
         100             Darden Restaurants, Inc. ..............................                1,956
         200             Deluxe Corp. ..........................................                6,800
         500             Donnelley R R & Sons Co. ..............................               14,438
         200             Fruit Of the Loom Incorporation (b)....................                  663
         700             General Mills, Inc. ...................................               56,788
       2,900             Gillette Co. ..........................................               98,419
         400             Grainger W.W., Inc. ...................................               19,225
       1,200             H.J. Heinz Co. ........................................               51,600

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         CONSUMER STAPLES, CONTINUED
         500             Hershey Foods Corp. ...................................               24,344
         400             Ikon Office Solutions..................................                4,275
         300             International Flavors & Fragrances, Inc. ..............               10,350
         800             Interpublic Group Cos Incorporated.....................               32,900
       1,200             Kellogg Co. ...........................................               44,925
       1,500             Kimberly Clark Corp. ..................................               78,750
       2,200             Kroger Co. (b).........................................               48,538
       3,600             Mcdonald's Corp. ......................................              154,799
       1,600             Media One Group (b)....................................              109,299
       4,000             Pepsico, Inc. .........................................              120,999
       3,600             Procter & Gamble Co. ..................................              337,499
         900             Quaker Oats Co. .......................................               55,688
       1,000             Ralston- Ralston Purina Group..........................               27,813
         700             Rite Aid Corp. ........................................                9,669
       1,300             Safeway Inc (b)........................................               49,481
       2,500             Sara Lee Corp. ........................................               58,594
         900             Service Corp. International............................                9,506
         300             Servicemaster Co. .....................................                4,819
         200             Sinclair Broadcast Group -- a (b)......................                1,813
         200             Supervalu, Inc. .......................................                4,363
       1,000             Sysco Corp. ...........................................               35,063
       3,200             Time Warner, Inc. .....................................              194,399
         300             Tricon Global Restaurants (b)..........................               12,281
       1,500             Unilever Nv-W/I........................................              102,188
         100             Usa Networks, Inc. (b).................................                3,875
       2,600             Walgreen Co. ..........................................               65,975
       5,400             Walt Disney Co. .......................................              139,724
         100             Whitman Corp. .........................................                1,425
         300             William Wrigley, Jr. Co. ..............................               20,644
         300             Winn Dixie Stores, Inc. ...............................                8,906
                                                                                         ------------
                                                                                            2,847,397
                                                                                         ------------
                         ENERGY (7.1%):
         500             Aes Corp. .............................................               29,500
         200             Amerada Hess Corp. ....................................               12,250

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         ENERGY, CONTINUED
         300             Anadark Petroleum Corp. ...............................                9,169
         200             Apache Corp. ..........................................                8,638
         400             Ashland, Inc. .........................................               13,450
         900             Atlantic Richfield Co. ................................               79,763
         700             Baker Hughes, Inc. ....................................               20,300
         400             Burlington Resources, Inc. ............................               14,700
       1,800             Chevron Corp. .........................................              159,749
          89             Devon Energy Corporation...............................                3,688
       6,500             Exxon Corp. ...........................................              493,593
       1,100             Halliburton Co. .......................................               45,100
         300             Kerr Mcgee Corp. ......................................               16,519
         200             Midamerican Energy Holdings Company....................                5,900
       2,200             Mobil Corp. ...........................................              221,649
       1,100             Occidental Petroleums Corp. ...........................               25,438
         200             Pennzoil-Quaker State Co. .............................                2,525
       1,000             Phillips Petroleum Co. ................................               48,750
       5,500             Royal Dutch Petro-Ny Shares............................              324,843
       1,400             Schlumberger Ltd. .....................................               87,238
         200             Sunoco Incorporation...................................                5,475
       1,500             Texaco, Inc. ..........................................               94,688
         700             Union Pacific Resources Group, Inc. ...................               11,244
         800             Unocal.................................................               29,650
         800             Usx-Marathon Group.....................................               23,400
         100             Vastar Resources, Inc. ................................                6,256
                                                                                         ------------
                                                                                            1,793,475
                                                                                         ------------
                         FINANCIALS (15.5%):
         200             Aegon-Ars..............................................               17,300
       2,200             Allstate Corp. ........................................               54,863
       7,200             Amb Property Corp. ....................................              152,549
       1,200             American Express Co. ..................................              161,549
         700             American General Corp. ................................               44,231
       4,000             American International Group...........................              347,749
         700             Aon Corp. .............................................               20,694
         200             Archstone Communities Trust............................                3,863
       1,900             Associates First Capital Class a.......................               68,400

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         FINANCIALS, CONTINUED
         800             B B & T Corp. .........................................               25,900
       4,500             Bank of America Corp. .................................              250,593
       2,000             Bank Of New York Co. Inc. .............................               66,875
       2,900             Bank One Corporation...................................              100,956
         800             BankBoston Corp. ......................................               34,700
         300             Bear Stearns Cos., Inc. ...............................               11,531
         100             Block H & R............................................                4,344
         500             Capital One Financial Corp. ...........................               19,500
         100             Carramerica Realty Corp. ..............................                2,194
       2,200             Chase Manhattan Corp. .................................              165,824
         500             Chubb Corp. ...........................................               24,906
         500             Cigna Corp. ...........................................               38,875
         400             Cincinnati Financial Corp. ............................               15,013
       8,300             Citigroup Inc. ........................................              365,199
         400             Comerica, Inc. ........................................               20,250
         800             Conseco, Inc. .........................................               15,450
         300             Country Wide Credit....................................                9,675
         100             Crescent Real Estate Equities Co. .....................                1,800
         100             Equity Residential Properties Trust....................                4,238
       2,800             Fannie Mae.............................................              175,524
       1,900             Federal Home Loan Mortgage Corp. ......................               98,800
         700             Fifth Third Bancorp....................................               42,591
         100             First American Corp.- Tennessee........................                4,288
       2,600             First Union Corp. .....................................               92,463
       1,836             Firstar Corporation....................................               47,048
       1,500             Fleet Financial Group, Inc. ...........................               54,938
         700             Franklin Resources, Inc. ..............................               21,525
         100             Golden West Financial Corp. ...........................                9,825
         600             Hartford Financial Services Group......................               24,525
         100             Highwoods Properties...................................                2,588
         300             Host Marriott Corp. ...................................                2,850
       1,400             Household International................................               56,175
         700             Hrpt Properties Trust..................................                8,138
         600             Huntington Bancshares..................................               15,938
         400             J.P. Morgan & Co., Inc. ...............................               45,700

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         FINANCIALS, CONTINUED
         200             Jefferson Pilot Corp. .................................               12,638
       1,200             Keycorp................................................               30,975
         300             Lehman Brothers Holding Inc. ..........................               17,494
         500             Lincoln National Corp. ................................               18,781
         700             Marsh & Mclennan Co. ..................................               47,950
         200             Mbia, Inc. ............................................                9,325
       2,000             Mbna Corp. ............................................               45,625
       1,400             Mellon Bank Corp. (b)..................................               47,250
         900             Merrill Lynch..........................................               60,469
         300             Mgic Investment Corp. .................................               14,325
       1,400             Morgan Stanley Dean Witter Discover....................              124,862
       2,000             National City Corp. ...................................               53,375
         300             Northern Trust Corp. ..................................               25,050
         900             Pnc Bank Corp. ........................................               47,419
         200             Progressive Corp. .....................................               16,338
         400             Providian Financial....................................               31,675
         700             Regions Financial Corp. ...............................               21,000
         300             Republic N Y Corp. ....................................               18,431
         200             Safeco Corp. ..........................................                5,600
       2,000             Schwab (Charles) Corp. ................................               67,375
         400             Simon Property Group, Inc. ............................                8,975
         400             Slm Holding Corporation................................               17,200
         600             St Paul Co. ...........................................               16,500
         400             State Street Corp. ....................................               25,850
         400             Summit Bancorp.........................................               12,975
         600             Suntrust Banks, Inc. ..................................               39,450
         700             Synovus Financial Corp. ...............................               13,081
         400             Torchmark Corp. .......................................               10,350
       2,100             U.S. Bancorp...........................................               63,394
         400             Union Planters Corp. ..................................               16,300
         600             Unumprovident Corp. ...................................               17,663
         500             Wachovia Corp. ........................................               39,313
       1,500             Washington Mutual, Inc. ...............................               43,875
       3,600             Wells Fargo Company....................................              142,649
                                                                                         ------------
                                                                                            3,935,469
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         HEALTH CARE (11.2%):
       4,100             Abbott Labs............................................              150,675
         400             Aetna..................................................               19,700
         200             Allergan, Inc. ........................................               22,000
         200             Alza (b)...............................................                8,563
       3,500             American Home Products Corp. ..........................              145,250
       1,200             Amgen, Inc. ...........................................               97,800
         200             Bard C.R., Inc. .......................................                9,413
         300             Bausch & Lomb, Inc. ...................................               19,781
         900             Baxter International, Inc. ............................               54,225
         700             Becton, Dickinson & Co. ...............................               19,644
         300             Biomet.................................................                7,894
       1,000             Boston Scientific Corp. (b)............................               24,688
       4,600             Bristol-Myers Squibb Co. ..............................              310,499
         600             Cardinal Health, Inc. .................................               32,700
       1,900             Columbia/ Hca Healthcare Corp. ........................               40,256
       2,700             Eli Lilly & Co. .......................................              172,799
         800             Guidant Corp. (b)......................................               42,900
         100             Health Management Associates (b).......................                  738
       1,400             Healthsouth Corp. (b)..................................                8,488
         200             Hillenbrand Industry, Inc. ............................                5,275
         900             Ims Health, Inc. ......................................               20,531
         200             Integrated Health Services.............................                  313
       3,600             Johnson & Johnson......................................              330,749
         100             Lifepoint Hospital Incorporation (b)...................                  869
         200             Mallinckrodt Inc. .....................................                6,038
         300             Manor Care Inc. (b)....................................                5,156
         400             Mckesson Hboc Incorporation............................               11,600
       2,600             Medtronic, Inc. .......................................               92,300
       6,200             Merck & Co., Inc. .....................................              401,837
       9,500             Pfizer, Inc. ..........................................              341,405
       1,300             Pharmacia & Upjohn, Inc. ..............................               64,513
         200             Saint Jude Medical Center..............................                6,300
       3,800             Schering-Plough Corp. .................................              165,774
         200             Sybron International Corp (b)..........................                5,375
       1,000             Tenet Healthcare Corp. (b).............................               17,563

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         HEALTH CARE, CONTINUED
         100             Triad Hospitals, Inc. (b)..............................                1,013
         500             United Healthcare Corp. ...............................               24,344
       2,100             Warner-Lambert Co. ....................................              139,388
                                                                                         ------------
                                                                                            2,828,356
                                                                                         ------------
                         TECHNOLOGY (24.3%):
         900             3com Corp. (b).........................................               25,875
         100             Adobe Systems, Inc. ...................................               11,350
         400             Advanced Micro Devices, Inc. ..........................                6,875
       2,200             America Online.........................................              228,800
         200             Andrew Corp. (b).......................................                3,475
         300             Apple Computer, Inc. (b)...............................               18,994
         900             Applied Materials, Inc. (b) ...........................               70,088
       1,600             Automatic Data Processing, Inc. .......................               71,400
         500             Bmc Software (b).......................................               35,781
         400             Cabletron Systems (b)..................................                6,275
         300             Ceridian Corp. ........................................                7,463
       7,700             Cisco Systems, Inc. (b)................................              527,931
       4,400             Compaq Computer Corp. .................................              100,925
       1,500             Computer Associates International, Inc. ...............               91,875
       1,000             Compuware Corp. (b)....................................               26,063
       6,200             Dell Computer Corp. (b)................................              259,238
         900             Eastman Kodak Co. .....................................               67,894
       1,300             Electronic Data Systems Corp. .........................               68,819
       2,400             EMC Corp. .............................................              171,450
       1,200             First Data Corp. ......................................               52,650
         800             Gateway, Inc. (b)......................................               35,550
         200             General Dynamics Corp. ................................               12,488
         400             General Instrument Corp. (b)...........................               19,250
         200             Harris Corp. ..........................................                5,525
       2,800             Hewlett-Packard Co. ...................................              257,600
         400             Honeywell, Inc. .......................................               44,525
       4,600             IBM Corp. .............................................              558,324
       8,100             Intel Corp. ...........................................              601,930
         300             Lsi Logic Corp. (b)....................................               15,450
       7,200             Lucent Technologies, Inc. .............................              467,100

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         TECHNOLOGY, CONTINUED
         500             Micron Technology, Inc. ...............................               33,281
      12,100             Microsoft Corp. (b)....................................            1,095,805
       1,200             Minnesota Mining And Manufacturing Co. ................              115,275
       1,500             Motorola, Inc. ........................................              132,000
         400             National Semiconductor Corp. (b).......................               12,200
       3,200             Nortel Networks Corporation............................              163,200
         700             Novell, Inc. (b).......................................               14,481
       3,400             Oracle Corp. (b).......................................              154,700
         700             Parametric Technology Corp. (b)........................                9,450
         600             Peoplesoft Inc. (b)....................................               10,163
         100             Polaroid Corp. ........................................                2,600
         600             Seagate Technology, Inc. (b)...........................               18,488
         500             Silicon Graphics, Inc. (b).............................                5,469
         500             Solectron Corp. (b)....................................               35,906
       1,900             Sun Microsystems, Inc. (b).............................              176,700
       1,000             Tellabs, Inc. (b)......................................               56,938
       1,800             Texas Instruments, Inc. ...............................              148,050
         700             Unisys Corp. (b).......................................               31,588
       1,800             Xerox Corp. ...........................................               75,488
                                                                                         ------------
                                                                                            6,162,745
                                                                                         ------------
                         TRANSPORTATION (1.0%):
         500             AMR Corp. .............................................               27,250
       1,800             Burlington Northern Santa Fe Corp. ....................               49,499
         700             Csx Corp. .............................................               29,663
         600             Delta Air Lines, Inc. .................................               29,100
         800             Fdx Corporation (b)....................................               31,000
         200             Gatx Corp. ............................................                6,213
       1,300             Norfolk Southern Corp. ................................               31,850
         100             Northwest Airlines Corp. (b)...........................                2,550
         300             Ryder Systems, Inc. ...................................                6,113
       1,300             Southwest Airlines Co. ................................               19,744
         700             Union Pacific Corp. ...................................               33,643
         300             Us Airgroup Inc. (b)...................................                7,875
                                                                                         ------------
                                                                                              274,500
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         UTILITIES (4.3%):
         400             Ameren Corporation.....................................               15,125
         900             American Electric Power, Inc. .........................               30,713
         200             American Water Works, Inc. ............................                5,788
         600             Carolina Power & Light Co. ............................               21,225
         800             Central & South West Corp. ............................               16,900
         100             Cilcorp, Inc. .........................................                6,481
         600             Cinergy Corp. .........................................               16,988
         300             Cms Energy Corp. ......................................               10,181
         700             Coastal Corp. .........................................               28,656
         300             Columbia Energy Group..................................               16,613
         700             Consolidated Edison Inc. ..............................               29,050
         300             Consolidated Natural Gas Co. ..........................               18,713
         400             Constellation Energy Group.............................               11,250
         900             Dominion Resources, Inc. Of Virginia...................               40,612
         100             Dqe, Inc. .............................................                3,913
         400             Dte Energy Co. ........................................               14,450
       1,100             Duke Energy Corp. .....................................               60,637
       2,300             Edison International...................................               55,918
         100             El Paso Energy Corporation.............................                3,981
       1,800             Enron Corp. ...........................................               74,249
       1,100             Entergy Corp. .........................................               31,831
         700             First Energy Corp. ....................................               17,850
         600             Florida Power & Light, Inc. ...........................               30,225
         600             General Public Utilities Corp. ........................               19,575
         820             Global Crossing Ltd (b)................................               21,730
         200             Ipalco Enterprise, Inc. ...............................                3,888
         100             L G & E Energy Corp. ..................................                2,125
         100             Media General Inc -Cl a................................                5,125
         200             New England Electric System............................               10,375
         500             Niagara Mohawk Holdings Incorporation (b)..............                7,719
         200             Nisource Incorporation.................................                4,425
       1,100             Pacificorp.............................................               22,138
         600             Peco Energy Corp. .....................................               22,500
       1,300             Pg & E Corp. ..........................................               33,637
         100             Pinnacle West Capital..................................                3,638

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         UTILITIES, CONTINUED
         100             Potomac Electric Power Co. ............................                2,544
         700             Pp&L Resources, Inc. ..................................               18,944
         700             Public Service Enterprise Gp...........................               27,038
       1,000             Reliant Energy Inc. ...................................               27,063
       1,000             Sempra Energy..........................................               20,813
         100             Semco Energy, Inc. ....................................                1,394
         200             Sonat, Inc. ...........................................                7,938
       2,100             Southern Co. ..........................................               54,074
       1,000             Texas Utilities........................................               37,312
         800             Unicom Corp. ..........................................               29,550
       1,600             Us West Inc. ..........................................               91,299
       1,300             Williams Co. ..........................................               48,668
                                                                                         ------------
                                                                                            1,084,861
                                                                                         ------------
                         Total Common Stocks....................................           25,160,711
                                                                                         ------------
                         SHORT-TERM INVESTMENTS (0.5%):
--------------------------------------------------------------------------------
     129,430             Fifth Third Money Market Fund..........................              129,430
                                                                                         ------------
                         Total Short-Term Investments...........................              129,430
                                                                                         ------------
                         TOTAL (COST $26,396,595)(A)............................         $ 25,290,141
                                                                                         ============

Percentages indicated are based on net assets of $25,302,602.

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT DOMESTIC SOCIAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

---------------

l (a) Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

                        Unrealized appreciation...................................         $   721,605
                        Unrealized depreciation...................................          (1,828,059)
                        Net unrealized appreciation...............................         $(1,106,454)
                                                                                           ===========

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares             COMMON STOCK -- (95.2)%:                                        Market Value
-----------------------------------------------------------------------------------------------------
                         AUSTRALIA (2.2%):
                         BASIC MATERIALS (0.2%):
      13,500             Amcor Limited Ord A$1..................................         $     64,757
      11,000             CSR Ord A$1............................................               27,789
                                                                                         ------------
                                                                                               92,546
                                                                                         ------------
                         CAPITAL GOODS (0.3%):
       2,700             Brambles Inds Ord Stk Npv..............................               78,184
      21,600             Pacific Dunlop Ltd Ord A$0.50..........................               32,422
       6,640             Smith (Howard) Ord A 1.................................               49,618
                                                                                         ------------
                                                                                              160,224
                                                                                         ------------
                         COMMUNICATION SERVICES (0.3%):
      31,000             Telstra Corp Ord Aud0.50...............................              160,678
                                                                                         ------------
                         CONSUMER CYCLICALS (0.1%):
       6,750             Coles Myer Ltd Ord A$.050..............................               35,277
                                                                                         ------------
                         CONSUMER STAPLES (0.1%):
      10,000             Coca-Cola Amatil Aud0.5................................               35,111
      16,870             Goodman Fielder Ltd A$0.50.............................               15,634
                                                                                         ------------
                                                                                               50,745
                                                                                         ------------
                         ENERGY (0.1%):
      21,500             Santos A$0.25..........................................               60,153
                                                                                         ------------
                         FINANCIALS (1.1%):
      10,650             AMP Aud3...............................................               99,197
       6,200             Lend Lease Corp Ord A$0.50.............................               75,669
      11,100             National Australia Bank Ltd Ord A$1....................              162,494
      17,700             Westpac Banking Corp A$1...............................              109,196
                                                                                         ------------
                                                                                              446,556
                                                                                         ------------
                         UTILITIES (0.0%):
       3,000             Australian Gas Light Co Ord A..........................               17,738
                                                                                         ------------
                                                                                            1,023,917
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         AUSTRIA (0.5%):
                         CAPITAL GOODS (0.2%):
         700             Flughafen Wien Ag Npv..................................         $     27,934
       2,000             Wienberger Baustoff Industrie..........................               44,517
                                                                                         ------------
                                                                                               72,451
                                                                                         ------------
                         ENERGY (0.1%):
         700             OMV Ag Npv.............................................               64,895
                                                                                         ------------
                         FINANCIALS (0.1%):
         750             Bank Austria Npv.......................................               37,341
                                                                                         ------------
                         UTILITIES (0.1%):
         200             EVN Ag Npv.............................................               25,553
         250             Oesterreichische El Wirtsch............................               36,886
                                                                                         ------------
                                                                                               62,439
                                                                                         ------------
                                                                                              237,126
                                                                                         ------------
                         BELGIUM (1.3%):
                         CAPITAL GOODS (0.1%):
          60             Bekaert Sa Npv.........................................               27,477
                                                                                         ------------
                         CONSUMER CYCLICALS (0.3%):
          50             Colruyt Sa Npv.........................................               30,485
          60             D' Ieteren Npv.........................................               26,422
         800             Delhaize-Le Lion.......................................               63,900
                                                                                         ------------
                                                                                              120,807
                                                                                         ------------
                         ENERGY (0.0%):
       1,125             Total Fina SA (b)......................................                   12
                                                                                         ------------
                         FINANCIALS (0.8%):
       5,150             Fortis B Npv...........................................              167,832
         425             Group Bruxelles Lambert Npv............................               81,019
       2,650             KBC Bank Verzekerin Npv................................              134,761
         700             KBC Banlyerzekerin (b).................................                   22
                                                                                         ------------
                                                                                              383,634
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         BELGIUM, CONTINUED
                         HEALTH CARE (0.1%):
       1,400             Ucb S A Npv............................................         $     56,583
                                                                                         ------------
                                                                                              588,513
                                                                                         ------------
                         DENMARK (0.9%):
                         CAPITAL GOODS (0.2%):
           7             D/S 1912 'B' Dkk 1000..................................               72,006
           5             D/S Svendborg 'B' Dnkr1000.............................               71,633
                                                                                         ------------
                                                                                              143,639
                                                                                         ------------
                         COMMUNICATION SERVICES (0.2%):
       1,400             Tele Danmark A/S Dkk5..................................               83,438
                                                                                         ------------
                         CONSUMER STAPLES (0.1%):
         750             Danisco A/S Dkk20......................................               31,375
                                                                                         ------------
                         FINANCIALS (0.2%):
         400             Den Danske Bank Dkk100.................................               45,559
         620             Unidanmark 'A'Dkk100...................................               42,014
                                                                                         ------------
                                                                                               87,573
                                                                                         ------------
                         HEALTH CARE (0.2%):
         600             Novo Nordisk As Ser B Dkk10............................               71,346
                                                                                         ------------
                                                                                              417,371
                                                                                         ------------
                         FINLAND (1.8%):
                         BASIC MATERIALS (0.2%):
       2,450             Upm-Kymmene Oy Fim10...................................               83,495
                                                                                         ------------
                         COMMUNICATION SERVICES (0.2%):
       2,800             Sonera-Yhtyma Oyj Npv..................................               81,110
                                                                                         ------------
                         FINANCIALS (0.1%):
       5,400             Merita As Ord Npv......................................               30,365
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         FINLAND, CONTINUED
                         TECHNOLOGY (1.3%):
       6,960             Nokia (Ab) Oy Eur0.24..................................         $    623,377
         630             Tietoenator Oyj Ord Npv................................               19,927
                                                                                         ------------
                                                                                              643,304
                                                                                         ------------
                                                                                              838,274
                                                                                         ------------
                         FRANCE (8.3%):
                         BASIC MATERIALS (0.1%):
         900             Nord-Est Ff50..........................................               25,390
                                                                                         ------------
                         CAPITAL GOODS (0.9%):
         962             Air Liquide (L') Eur11.................................              152,653
       1,040             Bic Eur3.82............................................               50,750
         350             Imerys Eur8............................................               53,042
         300             Legrand Eur2...........................................               67,414
         825             Sidel Frf15............................................               83,996
                                                                                         ------------
                                                                                              407,855
                                                                                         ------------
                         COMMUNICATION SERVICES (1.1%):
       5,830             France Telecom Eur4....................................              511,613
                                                                                         ------------
                         CONSUMER CYCLICALS (2.2%):
         425             Accor Eur15............................................               99,079
         840             Canal Plus Eur0.75.....................................               50,187
       1,980             Carrefour Eur2.5.......................................              316,934
         400             Chargeurs Frf100.......................................               24,495
         340             Club Mediterranee Ff25.................................               34,399
         300             Pathe Npv..............................................               31,023
         865             Pinault-Printemps Frf 20...............................              163,976
         168             Promodes Ff20..........................................              148,592
         300             Sodexho Alliance Ff100.................................               50,800
         710             Sommer-Allibert Frf5...................................               20,053
         850             Valeo Eur3.............................................               61,511
                                                                                         ------------
                                                                                            1,001,049
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         FRANCE, CONTINUED
                         CONSUMER STAPLES (0.4%):
          90             Bongrain Sa Ff50.......................................         $     34,515
         800             Casino Guich-Perr Ff10.................................               92,015
         495             Eridania Beghin-Say Ff65 Par...........................               59,992
                                                                                         ------------
                                                                                              186,522
                                                                                         ------------
                         ENERGY (0.1%):
         140             Cie Gengeophysiqu Ff10.................................                8,543
         535             Technip Ff20...........................................               56,892
                                                                                         ------------
                                                                                               65,435
                                                                                         ------------
                         FINANCIALS (2.0%):
       2,365             Axa Eur9.15............................................              299,222
       1,480             Banque Nationale De Paris Eur4.........................              118,135
          84             Eurafrance Ff200.......................................               51,886
         340             Natexis Banque Populaire Eur16.........................               24,423
       1,500             Paribas Ex Banque Paribas..............................              166,777
         400             Simco-Union Pout L'Habitation..........................               34,080
         675             Societe Generale Ord Eur5..............................              139,101
         565             Unibail Ff100..........................................               80,089
                                                                                         ------------
                                                                                              913,713
                                                                                         ------------
                         HEALTH CARE (0.4%):
         175             Essilor Intl Ff20......................................               55,912
       3,400             Sanofi-Synthelabo Eur2.................................              144,839
                                                                                         ------------
                                                                                              200,751
                                                                                         ------------
                         TECHNOLOGY (0.2%):
         450             Cap Gemini Eur8........................................               70,928
                                                                                         ------------
                         UTILITIES (0.9%):
       1,160             Suez Lyonnaise Des Eaux Eur10..........................              187,779
       3,450             Vivendi Eur5.5.........................................              242,315
                                                                                         ------------
                                                                                              430,094
                                                                                         ------------
                                                                                            3,813,350
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         GERMANY (8.6%):
                         BASIC MATERIALS (0.4%):
       1,250             Heidelberg(Portland-Zementwerk.........................         $    106,764
         350             Henkel Kgaa Non Vtg Pref Npv...........................               22,328
         600             Henkel Kgaa Npv(Br)....................................               33,292
         300             Sgl Carbon Ag Ord Npv..................................               20,608
                                                                                         ------------
                                                                                              182,992
                                                                                         ------------
                         CAPITAL GOODS (1.0%):
       1,600             Agiv Ag Ord Npv........................................               29,735
       2,300             Bilfinger & Berger Bau Ag Npv..........................               52,419
       5,200             Buderus Ag Npv.........................................               88,053
       7,500             Deutsche Lufthansa Ag Ord Npv..........................              137,223
       7,200             Fag Kugelfischer Georg Schafer.........................               68,245
         950             Hochtief Ag Dem5.......................................               41,279
       1,000             Linde Ag Npv...........................................               55,486
                                                                                         ------------
                                                                                              472,440
                                                                                         ------------
                         COMMUNICATION SERVICES (2.2%):
      13,000             Deutsche Telekom Ag Npv................................              533,028
       3,065             Mannesmann Ag Npv Regd.................................              489,629
                                                                                         ------------
                                                                                            1,022,657
                                                                                         ------------
                         CONSUMER CYCLICALS (0.8%):
       2,000             Continental Ag Npv.....................................               43,878
       3,000             Dem Salamander Ag......................................               47,925
         650             Douglas Hldgs Ag Npv...................................               28,036
         100             Karstadt Ag Dm50.......................................               45,156
       1,600             Metro Ag Ord Npv.......................................               83,324
       2,000             Volkswagen Ag Ord Npv..................................              111,610
                                                                                         ------------
                                                                                              359,929
                                                                                         ------------
                         CONSUMER STAPLES (0.2%):
       1,100             Beiersdorf Ag Npv......................................               76,733
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         GERMANY, CONTINUED
                         FINANCIALS (2.8%):
       1,600             Allianz Ag Npv Regd Vinkuliert (b).....................         $    461,097
         300             Amb Aachener Und Munchener.............................               27,764
         750             Axa Colonia Konz Non Vtg Prf...........................               67,893
       2,912             Bayerische Hypo-Und Vereinbank.........................              169,949
       3,900             Deutsche Bk Ag Ord Npv Regd............................              261,045
       1,550             Munchener Ruckversicherungs-G..........................              313,144
                                                                                         ------------
                                                                                            1,300,892
                                                                                         ------------
                         HEALTH CARE (0.5%):
       3,900             Merck Kgaa Npv.........................................              141,218
         800             Schering Ag Npv........................................               87,329
                                                                                         ------------
                                                                                              228,547
                                                                                         ------------
                         TECHNOLOGY (0.7%):
         350             Sap Ag Non Vtg Pfd Npv.................................              156,926
         400             Sap Ag Ord Npv.........................................              154,211
                                                                                         ------------
                                                                                              311,137
                                                                                         ------------
                                                                                            3,955,327
                                                                                         ------------
                         HONG KONG (2.3%):
                         CAPITAL GOODS (0.2%):
      20,000             Cathay Pacific Airways.................................               36,047
      14,000             Johnson Electric Hldgs Hkd0.05.........................               67,950
                                                                                         ------------
                                                                                              103,997
                                                                                         ------------
                         COMMUNICATION SERVICES (0.4%):
      82,000             Cable & Wireless (Hkt) Hkd0.50.........................              179,992
                                                                                         ------------
                         CONSUMER CYCLICALS (0.1%):
      66,000             South China Morning Post Hldgs.........................               44,184
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         HONG KONG, CONTINUED
                         FINANCIALS (1.5%):
      12,000             Cheung Kong(Hldgs) Hk$0.50.............................         $    100,031
      12,000             Hang Seng Bank Hk$5....................................              127,067
      24,000             Hutchison Whampoa Hk$0.25..............................              223,236
      16,000             New World Development Co Hk$1..........................               35,120
      12,000             Sun Hung Kai Properties................................               91,535
      11,000             Swire Pacific A Hk $0.60...............................               52,114
      13,000             Wharf Holdings Hk$1....................................               37,573
                                                                                         ------------
                                                                                              666,676
                                                                                         ------------
                         UTILITIES (0.1%):
      44,000             Hong Kong & China Gas Hk $0.25.........................               59,195
                                                                                         ------------
                                                                                            1,054,044
                                                                                         ------------
                         IRELAND (0.5%):
                         BASIC MATERIALS (0.3%):
       3,700             CRH Ord Eur0.32 Dublin List............................               70,849
      15,300             Smurfit(Jefferson)Group Eur0.3.........................               45,298
                                                                                         ------------
                                                                                              116,147
                                                                                         ------------
                         FINANCIALS (0.2%):
       6,700             Allied Irish Bks Eur0.32...............................               80,417
       2,598             Irish Life & Permanent Ord.............................               29,190
                                                                                         ------------
                                                                                              109,607
                                                                                         ------------
                                                                                              225,754
                                                                                         ------------
                         ITALY (4.4%):
                         COMMUNICATION SERVICES (1.2%):
      25,390             Olivetti Spa Itl1000...................................               54,756
      40,150             T.I.M.Spa Eur0.05......................................              249,714
       8,670             Telecom Italia Mobile Di Risp..........................               31,948
       6,570             Telecom Italia Spa Di Risp.............................               33,026
      22,000             Telecom Italia Spa Ord Itl1000.........................              191,187
                                                                                         ------------
                                                                                              560,631
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         ITALY, CONTINUED
                         CONSUMER CYCLICALS (0.4%):
       1,550             Arnoldo Mondadori Editore Spa..........................         $     27,072
      19,300             Benetton Group Spa Itl250..............................               42,034
       9,900             Mediaset Itl1000.......................................              101,110
      13,900             Pirelli Spa Eur0.52....................................               33,826
                                                                                         ------------
                                                                                              204,042
                                                                                         ------------
                         CONSUMER STAPLES (0.1%):
      18,200             Parmalat Finanziaria Itl1000...........................               24,422
                                                                                         ------------
                         ENERGY (0.7%):
      49,350             Eni Itl1000 (Regd).....................................              309,562
                                                                                         ------------
                         FINANCIALS (1.9%):
       6,575             Assicurazioni Generali Itl2000.........................              218,473
       9,500             Banca Commerciale Italiana-Spa.........................               65,561
      14,200             Banco Intesa Spa Itl1000...............................               59,433
      36,200             Istituto Naz Delle.....................................              117,971
       3,500             Itl Banca Popolare.....................................               25,608
       3,400             Mediobanca Spa Itl1000.................................               37,622
       2,700             Ras Itl1000............................................               26,972
       1,400             S.A.I. (Soc Assic) Itl 1000............................               16,028
       8,784             San Paolo-Imi Spa Itl6000..............................              114,129
      29,950             Unicredito Italian Itl500..............................              146,405
      24,000             Unione Immobiliare Itl125..............................               12,754
                                                                                         ------------
                                                                                              840,956
                                                                                         ------------
                         UTILITIES (0.1%):
       4,380             Edison Eur1............................................               38,530
       5,670             Italgas (Soc Ital) Itl1000.............................               24,516
                                                                                         ------------
                                                                                               63,046
                                                                                         ------------
                                                                                            2,002,659
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         JAPAN (26.8%):
                         BASIC MATERIALS (0.9%):
      16,000             Asahi Chemical Industry................................         $     89,117
       8,000             Kuraray Co Y50.........................................               93,776
       6,000             Mitsubishi Gas & Cheml Co Y50..........................               17,527
      12,000             Taiheiyo Cement Corp Y50...............................               31,108
      12,000             Teijin Y50.............................................               57,821
      13,000             Toray Industries Inc Y50...............................               67,157
       2,000             Toyo Seikan Kaisha Y50.................................               43,206
                                                                                         ------------
                                                                                              399,712
                                                                                         ------------
                         CAPITAL GOODS (4.2%):
       4,000             Amada Y50..............................................               27,915
      15,000             Asahi Glass Co Y50.....................................              103,835
       7,000             Dai Nippon Printing Co Y50.............................              130,116
          29             East Japan Railway Co Y50000...........................              184,678
       6,000             Fujikura Y50...........................................               38,885
      10,000             Itochu Corp Y50........................................               32,968
      20,000             Japan Airlines Y50.....................................               77,019
      24,000             Keihin Elec Express Rlwy Y50...........................               90,845
       3,000             Kinden Corporation Y50.................................               24,796
      10,000             Komatsu Y50............................................               66,312
       8,000             Mitsui Mining & Smelting...............................               42,830
       3,000             Mori Seiki Y50.........................................               43,957
      23,000             Nankai Electric Railway Y50............................               90,733
       6,000             Ngk Insulators Y50.....................................               58,215
       9,000             Nippon Express Co Y50..................................               60,357
      14,000             Nippon Yusen Kk Y50....................................               51,415
       3,000             Nitto Denko Corp Y50...................................               95,241
       6,000             Nsk Ltd Ord............................................               43,507
       6,000             Ntn Corp Y50...........................................               19,555
      13,000             Osk Kitsui Lines Ltd Y50...............................               24,299
       2,000             Secom..................................................              178,459
         600             Smc Y50................................................               84,533

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         JAPAN, CONTINUED
       1,000             Tokyo Electron Y50.....................................         $     86,882
      15,000             Tokyu Corp Y50.........................................               42,267
       3,000             Tostem Corp Y50........................................               70,163
       6,000             Yamato Transport Y50...................................              152,442
                                                                                         ------------
                                                                                            1,922,224
                                                                                         ------------
                         COMMUNICATION SERVICES (2.0%):
          75             Nippon Tel & Tel Corp Y50000...........................              922,823
                                                                                         ------------
                         CONSUMER CYCLICALS (6.7%):
       5,000             Casio Computer Co Y50..................................               37,993
       7,000             Citizen Watch Co Y50...................................               50,297
       8,000             Daiei Inc Y50..........................................               31,860
       5,000             Daiwa House Industry Co Y50............................               49,452
       6,000             Denso Corporation Y50..................................              127,082
       4,000             Fuji Photo Film Ltd Ord Y50............................              137,132
       6,000             Honda Motor Co Y50.....................................              251,347
       3,000             Ito-Yokado Co Y50......................................              247,965
       2,000             Jusco Co Y50...........................................               37,664
       5,000             Kaneka Corp Y50........................................               64,339
       7,000             Konica Corp Y50........................................               27,614
       4,000             Marui Co Y50...........................................               74,690
      14,000             Matsushita Elec Indl Co Y50............................              297,840
       4,000             N.G.K. Spark Plug Co Y50...............................               38,096
       2,000             Namco Y50..............................................               78,898
       3,000             Nikon Y50..............................................               57,765
       2,000             Pioneer Corp Y50.......................................               34,377
      18,000             Sanyo Electric Co Y50..................................               87,069
       4,000             Sekisui Chemical Y50...................................               22,580
       7,000             Sekisui House Y50......................................               79,029
      10,000             Sharp Corp Y50.........................................              160,238
       9,000             Shimizu Corporation Y50................................               39,815
      11,000             Taisei Corp Y50........................................               24,487
       4,000             Takashimaya Co.........................................               40,952

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         JAPAN, CONTINUED
       2,000             Tokyo Broadcasting Sys Inc Y50.........................         $     40,294
       5,000             Toppan Printing Y50....................................               62,930
       3,000             Toyoda Auto Loom Y50...................................               55,116
      23,000             Toyota Motor Co Y50....................................              732,342
       2,000             Uny Co Y50.............................................               29,305
       3,000             Wacoal Corp Y50........................................               32,545
       3,000             Yamaha Corp Y50........................................               28,037
                                                                                         ------------
                                                                                            3,079,150
                                                                                         ------------
                         CONSUMER STAPLES (0.7%):
       6,000             Ajinomoto Co Inc.......................................               70,163
       6,000             Kao Corp Y50...........................................              169,630
       4,000             Nippon Meat Packers Y50................................               51,133
       3,000             Shiseido Y50...........................................               44,803
                                                                                         ------------
                                                                                              335,729
                                                                                         ------------
                         ENERGY (0.1%):
      14,000             Teikoku Oil Co Y50.....................................               48,391
                                                                                         ------------
                         FINANCIALS (5.8%):
         800             Acom Co Y50............................................              104,972
      16,000             Asahi Bank Y50.........................................              114,965
      28,000             Bank Of Tokyo Mitsubishi Bank..........................              429,993
       7,000             Daiwa Secs Group Jpy50.................................               63,776
      18,000             Fuji Bank Y50..........................................              218,773
       9,000             Gumma Bank Y50.........................................               61,287
      15,000             Industrial Bank Japan Y50..............................              184,424
       8,000             Joyo Bank Y50..........................................               33,813
      10,000             Mitsubishi Estate Co Y50...............................              101,534
       8,000             Mitsubishi Trust & Banking Y50.........................               97,683
       8,000             Mitsui Fudosan Co Y50..................................               64,170
       8,000             Mitsui Marine & Fire Y50...............................               42,455
       5,000             Nippon Fire & Marine Y50...............................               16,625
      11,000             Nomura Securities Co Y50...............................              170,476

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         JAPAN, CONTINUED
         400             Orix Corp Y50..........................................         $     49,180
      26,000             Sakura Bank Y50........................................              195,366
       7,000             Shizuoka Bank Y50......................................               84,092
      19,000             Sumitomo Bank Y50......................................              285,535
       8,000             Sumitomo Marine & Fire.................................               51,096
      13,000             Tokai Bank Y50.........................................               93,898
      11,000             Tokio Marine & Fire Ins Co Y50.........................              130,181
       1,300             Uni-Charm Y50..........................................               78,513
                                                                                         ------------
                                                                                            2,672,807
                                                                                         ------------
                         HEALTH CARE (2.0%):
       3,000             Daiichi Pharmaceutical Co Y50..........................               45,592
       3,000             Eisai Co Y50...........................................               76,080
       1,000             Hoya Corp Y50..........................................               60,488
       4,000             Olympus Optical Co Y50.................................               54,101
       3,000             Sankyo Co Y50..........................................               90,169
       8,000             Shionogi & Co Y50......................................               65,673
       3,000             Taisho Pharmaceutical Co Y50...........................              126,237
       5,000             Takeda Chemical Industries Y50.........................              270,038
       3,000             Yamanouchi Pharmaceutical Co...........................              140,607
                                                                                         ------------
                                                                                              928,985
                                                                                         ------------
                         TECHNOLOGY (4.0%):
         700             Advantest Y50..........................................              101,252
       2,000             Alps Electric..........................................               41,797
       6,000             Canon Inc Y50..........................................              174,702
       2,000             Fanuc Co Y50...........................................              136,005
      12,000             Fujitsu Ltd Y50........................................              374,202
         800             Hirose Electronics.....................................              125,861
       2,000             Kyocera Corp Y50.......................................              152,160
       2,000             Murata Manufacturing Co Y50............................              201,002
      12,000             Nec Corp Y50...........................................              241,766

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         JAPAN, CONTINUED
       3,000             Omron Corp Y50.........................................         $     59,314
       1,000             Rohm Co Y50............................................              208,985
                                                                                         ------------
                                                                                            1,817,046
                                                                                         ------------
                         UTILITIES (0.4%):
      26,000             Osaka Gas Co Y50.......................................               86,693
      32,000             Tokyo Gas Y50..........................................               76,644
                                                                                         ------------
                                                                                              163,337
                                                                                         ------------
                                                                                           12,290,204
                                                                                         ------------
                         MALAYSIA (0.3%):
                         COMMUNICATION SERVICES (0.1%):
      22,000             Telekom Malaysia Berhad My$1...........................               57,027
                                                                                         ------------
                         UTILITIES (0.2%):
      42,000             Tenaga Nasional Berhad My$1-...........................               86,213
                                                                                         ------------
                                                                                              143,240
                                                                                         ------------
                         NETHERLANDS (4.8%):
                         BASIC MATERIALS (0.2%):
       1,350             Dsm Nv Nlg6.67.........................................               53,556
         625             Koninklijke Hoogovens Nv Cva...........................               35,477
                                                                                         ------------
                                                                                               89,033
                                                                                         ------------
                         CAPITAL GOODS (1.2%):
       1,440             Buhrmann Nv Nlg2.50 Post Cons..........................               24,231
         600             Ihc Caland Nv Nlg2.....................................               29,777
         930             K.L.M. Koninklijke Luchtvaart..........................               24,216
       3,100             Koninklijke Kpn Nv Nlg1................................              135,856
       1,300             Koninklijke Pakhoed Nv Ntfl5...........................               35,927
       2,139             Koninklijke Philips Electr Nv..........................              215,273
       3,500             Tnt Post Groep Nv Nlg1.................................               89,086
       1,050             Vedior Nlg1 When Issued................................               18,395
                                                                                         ------------
                                                                                              572,761
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         NETHERLANDS, CONTINUED
                         CONSUMER CYCLICALS (0.3%):
       4,800             Elsevier Nv Eur0.06-Ams Listng.........................         $     49,330
       1,230             Hagemeyer Nlg2.50......................................               29,539
       2,000             Wolters Kluwers Cva Eur0.12............................               68,586
                                                                                         ------------
                                                                                              147,455
                                                                                         ------------
                         CONSUMER STAPLES (0.9%):
       4,875             Ahold (Kon) Nv Nlg0.50.................................              160,427
       3,705             Unilever Nv Cva Nlg1.12................................              252,136
                                                                                         ------------
                                                                                              412,563
                                                                                         ------------
                         FINANCIALS (2.0%):
       9,650             Abn-Amro Hldgs Nv Nlg1.25..............................              216,848
       3,750             Aegon Nv Nlg0.50.......................................              322,692
         450             Asr Verzekeringsgroep Nv Cva...........................               28,012
       5,950             Ing Groep N V Cva Nlg1.................................              323,171
                                                                                         ------------
                                                                                              890,723
                                                                                         ------------
                         TECHNOLOGY (0.2%):
       1,100             Getronics Nv Nlg0.25...................................               59,336
       1,700             Oce Nv Nlg1............................................               31,321
                                                                                         ------------
                                                                                               90,657
                                                                                         ------------
                                                                                            2,203,192
                                                                                         ------------
                         NEW ZEALAND (0.1%):
                         COMMUNICATION SERVICES (0.1%):
      10,000             Telecom Corp Of New Zealand............................               39,403
                                                                                         ------------
                         ENERGY (0.0%):
       8,110             Flethcer Challenge Ltd Energy..........................               20,312
                                                                                         ------------
                                                                                               59,715
                                                                                         ------------
                         NORWAY (0.3%):
                         BASIC MATERIALS (0.1%):
       1,010             Norske Skogsindustrier Nwkr20..........................               40,519
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         NORWAY, CONTINUED
                         FINANCIALS (0.2%):
       8,670             Christiania Bank Nwkr7.................................         $     46,524
       8,300             Den Norske Bank Nwkr10.................................               32,762
                                                                                         ------------
                                                                                               79,286
                                                                                         ------------
                                                                                              119,805
                                                                                         ------------
                         PORTUGAL (0.5%):
                         CAPITAL GOODS (0.0%):
         850             Brisa Auto Estradas De.................................               32,471
                                                                                         ------------
                         COMMUNICATION SERVICES (0.1%):
       1,400             Portugal Telecom S A Eur5..............................               58,268
                                                                                         ------------
                         FINANCIALS (0.2%):
       1,100             Banco Espirito Santo Sa................................               27,612
       1,750             Bco Com Portugues Eur5(Regd)...........................               47,152
         980             Bpi Sociedade Gestora Partic S.........................               20,018
                                                                                         ------------
                                                                                               94,782
                                                                                         ------------
                         UTILITIES (0.2%):
       4,575             Electricidade De Portugual Edp.........................               72,208
                                                                                         ------------
                                                                                              257,729
                                                                                         ------------
                         SINGAPORE (0.9%):
                         CAPITAL GOODS (0.2%):
       8,000             Singapore Airlines Sg$1................................               78,096
      25,000             Singport Technologies..................................               31,903
                                                                                         ------------
                                                                                              109,999
                                                                                         ------------
                         COMMUNICATION SERVICES (0.1%):
      36,000             Singapore Telecommunications...........................               65,629
                                                                                         ------------
                         CONSUMER CYCLICALS (0.2%):
       4,500             Singapore Press Hldgs Sgd1.............................               71,186
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         SINGAPORE, CONTINUED
                         FINANCIALS (0.4%):
       5,000             City Developments Sgd0.50..............................         $     25,434
       6,978             Dbs Hldgs Sgd1.........................................               77,969
       9,000             Oversea-Chinese Bkg Corp (Am)..........................               69,863
                                                                                         ------------
                                                                                              173,266
                                                                                         ------------
                                                                                              420,080
                                                                                         ------------
                         SPAIN (2.7%):
                         CAPITAL GOODS (0.3%):
       3,569             Autopistas Concesionaria...............................               39,378
       1,600             Femento De Construcciones Y............................               43,673
       3,900             Grupo Dragados Sa Eur1.................................               44,857
                                                                                         ------------
                                                                                              127,908
                                                                                         ------------
                         COMMUNICATION SERVICES (0.7%):
      19,782             Telefonica Sa Eur1.....................................              316,647
                                                                                         ------------
                         ENERGY (0.3%):
       8,100             Repsol Sa Eur 1 (Regd).................................              158,640
                                                                                         ------------
                         FINANCIALS (1.2%):
       3,775             Argentaria Caja Postal Y Banco.........................               83,060
      13,450             Banco Bilbao Vizcaya Sa................................              177,333
      26,026             Banco Santander Central................................              269,136
         490             Corporacion Mapfre Sa New Esp..........................                9,158
                                                                                         ------------
                                                                                              538,687
                                                                                         ------------
                         UTILITIES (0.2%):
       2,775             Gas Nat Sdg Sa Eur1....................................               59,343
       2,100             Sociedad General Aguas De..............................               35,180
                                                                                         ------------
                                                                                               94,523
                                                                                         ------------
                                                                                            1,236,405
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         SWEDEN (2.6%):
                         BASIC MATERIALS (0.3%):
       2,400             Aga Ab Swkr5 Ser'A'....................................         $     40,987
       2,290             Aga Ab Swkr5 Ser'B'....................................               39,108
       1,800             Svenska Cellulosa New Sek10'B'.........................                2,872
       1,800             Svenska Cellulosa Ser'B'Swkr10.........................               47,976
                                                                                         ------------
                                                                                              130,943
                                                                                         ------------
                         CAPITAL GOODS (0.4%):
       1,550             Atlas Copco Ab New Sek5 A..............................                1,872
       1,140             Atlas Copco Ab New Sek5 B..............................                1,321
       1,140             Atlas Copco Ab Ser 'B'Swkr5............................               31,567
       1,550             Atlas Copco Ab Ser A Swkr5.............................               43,488
       2,800             Securitas Ser 'B' Sek1.................................               42,011
       1,100             Skanska Ab Ser B Sek12.................................               40,926
                                                                                         ------------
                                                                                              161,185
                                                                                         ------------
                         COMMUNICATION SERVICES (0.8%):
      11,550             Ericsson(Lm)(Telefonaktiebolag.........................              357,865
         925             Netcom Ab..............................................               34,302
                                                                                         ------------
                                                                                              392,167
                                                                                         ------------
                         CONSUMER CYCLICALS (0.5%):
       3,000             Electrolux Ab Ser B Sek5...............................               55,991
       4,800             Hennes & Mauritz Ab Sek0.25 'B.........................              120,911
       1,300             Volvo Ab Ser A Sek6....................................               36,632
       2,100             Volvo Ab Ser B Sek6....................................               59,303
                                                                                         ------------
                                                                                              272,837
                                                                                         ------------
                         FINANCIALS (0.4%):
       1,100             Drott Ab Ser 'B' Sek2..................................               10,198
       3,975             Foreningssparbanken Sek A..............................               64,490
       3,000             Skandia Forsakring Ab Sek1.............................               62,578
       4,825             Skandinaviska Enskilda Banken..........................               49,146
                                                                                         ------------
                                                                                              186,412
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         SWEDEN, CONTINUED
                         TECHNOLOGY (0.2%):
       3,900             Svenska Handelsbannken Ser A...........................         $     54,472
         600             Wm-Data Ab.............................................               25,983
                                                                                         ------------
                                                                                               80,455
                                                                                         ------------
                                                                                            1,223,999
                                                                                         ------------
                         SWITZERLAND (5.7%):
                         BASIC MATERIALS (0.3%):
          70             Alusuisse-Lonza Hldgs Chf100...........................               80,609
           7             Ems-Chemie Hldg Ag Chg50...............................               34,427
         100             Sika Finanz Ag Szf60 (Br)..............................               31,121
                                                                                         ------------
                                                                                              146,157
                                                                                         ------------
                         CAPITAL GOODS (0.6%):
         100             Adecco Sa Chf10 (Regd).................................               55,912
         100             Fischer(Georg) Ag Szf100(Regd).........................               31,988
         200             Sair Group Regd Chf69..................................               43,250
          20             Schindler-Hldg Ag Ptg Certs............................               30,855
          20             Schindler-Hldg Ag Szf100(Regd).........................               32,654
         250             Sgs Holding Szf20(Regd)................................               70,640
          20             Sgs Societe Gen De Surveill............................               22,445
                                                                                         ------------
                                                                                              287,744
                                                                                         ------------
                         COMMUNICATION SERVICES (0.3%):
         450             Swisscom Ag Chf25......................................              140,346
                                                                                         ------------
                         CONSUMER CYCLICALS (0.5%):
          75             Forbo Hldgs Ag Chf50 (Regd)............................               32,737
          78             Jelmoli Holding Ag Szf10(Regd).........................               16,894
          45             Jelmoli Holding Ag Szf50...............................               49,151
          82             Movenpick Hldgs Szf50 (Br).............................               35,465
         275             Swatch Group Chf10(Regd)...............................               44,899
         220             Valora Holding Ag Bern Szf25...........................               55,859
                                                                                         ------------
                                                                                              235,005
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         SWITZERLAND, CONTINUED
                         FINANCIALS (2.5%):
       1,775             Credit Suisse Group....................................         $    325,291
         115             Schweiz Ruckversicherungs-G............................              229,529
       1,311             Ubs Ag Utd Bk Switz Chf20..............................              369,559
         310             Zurich Allied Ag Chf10(Regd)...........................              172,914
                                                                                         ------------
                                                                                            1,097,293
                                                                                         ------------
                         HEALTH CARE (1.4%):
         445             Novartis Ag Regd Chf20.................................              660,127
                                                                                         ------------
                         TECHNOLOGY (0.1%):
          70             Swatch Group Chf50(Br).................................               54,486
                                                                                         ------------
                                                                                            2,621,158
                                                                                         ------------
                         UNITED KINGDOM (19.7%):
                         BASIC MATERIALS (0.4%):
       5,100             Boc Group Ord 25P......................................              106,333
       3,650             Bpb Ord 50P............................................               22,482
       3,800             Rmc Group Ord 25P......................................               58,702
                                                                                         ------------
                                                                                              187,517
                                                                                         ------------
                         CAPITAL GOODS (1.2%):
       8,700             Baa Ord L1.............................................               87,616
       9,700             British Airways Ord 25P................................               54,475
      25,650             Invensys Ord 25P.......................................              125,039
       3,600             Ocean Group 'B' Shs 65 1/4P............................                3,794
       3,240             Ocean Group Ord 27 7/9P................................               49,785
       4,200             Penin&Orient Steam Nav Dfd Stk.........................               63,913
       2,800             Railtrack Group Plc Ord 25P............................               58,241
      21,300             Rentokil Initial Ord1P.................................               75,420
      11,400             Stagecoach Hldgs Gbp0.005..............................               35,625
                                                                                         ------------
                                                                                              553,908
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         UNITED KINGDOM, CONTINUED
                         COMMUNICATION SERVICES (2.6%):
      37,800             British Telecommunications Ord.........................         $    567,746
      15,850             Cable & Wireless Ord 25P...............................              172,413
      18,700             Vodafone Airtouch Ord Usd0.10..........................              442,554
                                                                                         ------------
                                                                                            1,182,713
                                                                                         ------------
                         CONSUMER CYCLICALS (1.5%):
       6,000             Carlton Communications Ord 5P..........................               45,405
       6,400             Compass Group Ord Gbp0.025.............................               62,767
       4,500             Emi Group Ord 14P......................................               32,942
      13,200             Granada Group Ord Gbp0.125.............................              113,587
       9,000             Kingfisher Ord Gpb0.125................................               97,307
       3,400             Next Ord 10P...........................................               34,185
       4,000             Pearson Ord 25P........................................               85,902
       8,400             Reed Intl Ord12.5P.....................................               50,598
      12,600             Reuters Group Ord Gbp0.25..............................              142,040
       5,800             Wolseley I Ord 25P.....................................               39,880
                                                                                         ------------
                                                                                              704,613
                                                                                         ------------
                         CONSUMER STAPLES (0.9%):
       5,720             Associated British Foods Ord...........................               37,257
      15,400             Cadbury Schweppes Ord 12.5P............................              107,029
         900             Reckitt & Colman Ord 10 10/19..........................               11,176
      11,000             Safeway Ord 25P........................................               40,489
      20,625             Unilever Ord 1.4P......................................              195,142
      12,700             United Biscuits (Hldgs) Ord............................               38,276
                                                                                         ------------
                                                                                              429,369
                                                                                         ------------
                         ENERGY (2.5%):
      59,750             BP Amoco Ord Usd0.50...................................            1,087,345
       6,250             Enterprise Oil Ord 25P.................................               42,614
       8,000             Lasmo Ord 25P..........................................               18,215
                                                                                         ------------
                                                                                            1,148,174
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         FINANCIALS (6.8%):
       9,300             Abbey National Ord 10P-Lon.............................         $    164,955
      12,000             Allied Zurich Ord Gbp0.25..............................              139,328
       9,250             Barclays Ord Stk 1.....................................              271,467
       6,600             Boots Co Ord 25P.......................................               73,750
       3,800             British Land Ord 25P...................................               29,883
       9,450             Cgu Plc Ord 25P........................................              146,216
       8,125             Great Universal Stores.................................               61,887
      14,615             Halifax Group Ord Gbpo.20..............................              183,770
      51,000             Hsbc Hldgs Ord Usd0.50.................................              583,743
       4,500             Land Secs Ord Gbp1.....................................               60,771
      36,700             Legal & General Group Ord 2.5P.........................              104,412
      31,600             Lloyds Tsb Group Ord 25P...............................              394,219
      23,400             Marks & Spencer Ord 25P................................              121,778
       4,047             Mepc Ord 30 5/19P......................................               30,259
       2,700             Provident Fin Ord 10 4/11 P............................               32,483
      12,800             Prudential Plc Gbp0.05.................................              196,680
      10,568             Royal & Sun Alliance Ins Gr............................               82,584
       6,200             Royal Bank Of Scotland Grp Ord.........................              133,149
      11,700             Sainsbury(J) Ord 25P...................................               73,077
       1,750             Schroders Ord L1.......................................               35,421
       7,200             Sun Life & Provincial Holdings.........................               56,680
      48,800             Tesco Ord 5P...........................................              152,500
                                                                                         ------------
                                                                                            3,129,012
                                                                                         ------------
                         HEALTH CARE (2.1%):
      21,500             Glaxo Wellcome Ord 25P.................................              565,471
      32,700             Smithkline Beecham Ord 6.25P...........................              379,938
                                                                                         ------------
                                                                                              945,409
                                                                                         ------------
                         TECHNOLOGY (0.2%):
       3,470             Electrocomponents Ord 10P..............................               29,460
       4,225             Misys Ord Gbp0.01......................................               41,435
                                                                                         ------------
                                                                                               70,895
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         UNITED KINGDOM, CONTINUED
                         UTILITIES (1.5%):
       3,740             Anglian Water Ord 47 1/7P..............................         $     44,225
      27,100             Bg Ord 1 2/15..........................................              156,655
      25,470             Centrica Ord 5 5/9P....................................               69,736
      11,750             National Grid Grp Ord 11...............................               81,178
       9,120             National Power Ord 50P.................................               71,081
       6,700             Scottish & Southn Energy Ord...........................               62,123
       9,300             Scottish Pwr Ord Gbp 0.50..............................               85,464
       4,000             Thames Water Ord Gbp0.23...............................               62,582
       5,450             United Utilities Ord Gbp1..............................               59,598
                                                                                         ------------
                                                                                              692,642
                                                                                         ------------
                                                                                            9,044,252
                                                                                         ------------
                         Total Common Stocks....................................           43,776,114
                                                                                         ------------
                         PREFERRED STOCKS -- (0.7%):
-----------------------------------------------------------------------------------------------------
                         FRANCE (0.1%):
                         CONSUMER STAPLES (0.1%):
         800             Casino Guichard-Perrachon &............................               60,491
                                                                                         ------------
                         GERMANY (0.6%):
                         CAPITAL GOODS (0.1%):
       1,500             Dyckerhoff Ag Non Vtg Prf Npv..........................               46,167
                                                                                         ------------
                         CONSUMER CYCLICALS (0.1%):
       2,100             Volkswagen Ag Non Vtg Pref Npv.........................               66,535
                                                                                         ------------
                         FINANCIALS (0.4%):
         300             Axa Colonia Konz Ord Npv...............................               31,950
         350             Friedrich Grohe Ag Non Vtg Prf.........................              106,643
                                                                                         ------------
                                                                                              138,593
                                                                                         ------------
                                                                                              251,295
                                                                                         ------------
                         Total Preferred Stocks.................................              311,786
                                                                                         ------------

See Notes to Financial Statements.

THE COVENTRY GROUP
WALDEN/BBT INTERNATIONAL INDEX

SCHEDULE OF PORTFOLIO INVESTMENTS -- SEPTEMBER 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

      Shares                                                                             Market Value
-----------------------------------------------------------------------------------------------------
                         GERMANY, CONTINUED
                         RIGHTS-FOREIGN SECURITIES -- (0.0%):
-----------------------------------------------------------------------------------------------------
                         FRANCE (0.0%):
                         FINANCIALS (0.0%):
          53             Axa Uap Wts 31-Jul-01 Cvg..............................         $        492
                                                                                         ------------
                         HONG KONG (0.0%):
                         FINANCIALS (0.0%):
         900             Wharf Holdings- Wt12/99................................                  632
                                                                                         ------------
                         Total Rights-Foreign Securities........................                1,124
                         TOTAL (COST $38,593,166) (A)...........................         $ 44,089,024
                                                                                         ============

Percentages indicated are based on net assets of $45,979,735.
---------------

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

                        Unrealized appreciation.................................         $  8,902,726
                        Unrealized depreciation.................................           (3,406,818)
                                                                                         ------------
                        Net unrealized appreciation.............................         $  5,495,908
                                                                                         ============

(b) Non-income producing securities.

See Notes to Financial Statements.

THE COVENTRY GROUP

STATEMENTS OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Walden/BBT              Walden/BBT
                                                                      Domestic              International
                                                                  Social Index Fund       Social Index Fund
-----------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost
        $26,396,595, $38,593,116)..........................          $25,290,141          $      44,089,024
      Cash.................................................                   --                    649,557
      Foreign Currency.....................................                   --                     12,439
      Receivables:
            Receivable for securities sold.................                   --                  1,168,840
            Dividends and interest.........................               24,511                     90,545
      Prepaid expenses and other assets....................                7,117                      1,693
                                                                     -----------          -----------------
                  Total assets.............................          $25,321,769          $      46,012,098
                                                                     -----------          -----------------

LIABILITIES
      Payables:
            Advisory fees..................................          $    11,070          $          21,901
            Administration fees............................                  444                        993
            Custody fees...................................                1,202                      2,695
            Transfer agent fees............................                3,348                      1,855
      Accrued expenses.....................................                3,103                      4,919
                                                                     -----------          -----------------
                  Total liabilities........................               19,167                     32,363
                                                                     -----------          -----------------

NET ASSETS.................................................          $25,302,602          $      45,979,735
                                                                     ===========          =================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($25,302,602/2,637,860 shares outstanding;
      $45,979,735/4,422,265 shares outstanding; unlimited
      number of shares authorized without par value).......                $9.59                     $10.40
                                                                        --------                     ------
                                                                        --------                     ------

COMPONENTS OF NET ASSETS
      Paid-in capital......................................          $26,378,199          $      40,312,552
      Undistributed net investment income..................               29,973                     60,967
      Undistributed net realized gain on investments.......                  884                    110,308
      Net unrealized appreciation (depreciation) on
        investments and foreign currency translations......           (1,106,454)                 5,495,908
                                                                     -----------          -----------------
            Net assets.....................................          $25,302,602          $      45,979,735
                                                                     ===========          =================

See Notes to Financial Statements.

THE COVENTRY GROUP

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDING SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Walden/BBT               Walden/BBT
                                                                   Domestic               International
                                                              Social Index Fund         Social Index Fund
                                                                 Period Ended             Period Ended
                                                            September 30, 1999(a)     September 30, 1999(b)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income Dividends..................................         $     63,383              $    99,239
                                                                 ------------              -----------
  Expenses
            Advisory fees...............................         $     22,212              $    21,901
            Administration fees.........................                8,777                    8,761
            Fund accounting fees........................                  434                      385
            Transfer agent fees.........................                3,348                    1,855
            Custody fees................................                1,202                    2,695
            Audit fees..................................                  910                    1,435
            Trustees fees...............................                  248                      315
            Registration fees...........................                  416                    1,155
            Legal fees..................................                  290                      385
            Reports to shareholders.....................                1,036                    1,400
            Miscellaneous...............................                  310                      175
                                                                 ------------              -----------
                  Total expenses........................               39,183                   40,462
            Less waivers / reimbursements...............               (5,773)                  (2,190)
                                                                 ------------              -----------
            Net expenses................................               33,410                   38,272
                                                                 ------------              -----------
                  NET INVESTMENT INCOME.................               29,973                   60,967
                                                                 ------------              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gains on investments and foreign
        currency transactions...........................                  884                  110,308
      Net change in unrealized appreciation of
        investments and translation of assets and
        liabilities in foreign currencies...............           (1,106,454)               5,495,908
                                                                 ------------              -----------
            Net realized/unrealized gain (loss) on
              investment and foreign currency...........           (1,105,570)               5,606,216
                                                                 ------------              -----------
                  NET INCREASE (DECREASE) IN NET ASSETS
                    RESULTING FROM OPERATIONS...........         $ (1,075,597)             $ 5,667,183
                                                                 ============              ===========

---------

(a) Fund commenced operations on July 31, 1999.

(b) Fund commenced operations on August 26, 1999

See Notes to Financial Statements.

THE COVENTRY GROUP

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               Walden/BBT                     Walden/BBT
                                                                Domestic                    International
                                                           Social Index Fund              Social Index Fund
                                                              Period Ended                   Period Ended
                                                         September 30, 1999(b)          September 30, 1999(c)
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
      Net investment income.....................              $     29,973                   $     60,967
      Net realized gain from security
        transactions............................                       884                        110,308
      Net change in unrealized appreciation on
        investments.............................                (1,106,454)                     5,495,908
                                                              ------------                   ------------
       NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS...............                (1,075,597)                     5,667,183
                                                              ------------                   ------------

CAPITAL SHARE TRANSACTIONS
      Net increase in net assets derived from
       net change in outstanding shares (a).....                26,378,199                     40,312,552
                                                              ------------                   ------------
       TOTAL INCREASE IN NET ASSETS.............                25,302,602                     45,979,735

NET ASSETS
      Beginning of Period.......................                        --                             --
                                                              ------------                   ------------
END OF PERIOD...................................              $ 25,302,602                   $ 45,979,735
                                                              ============                   ============

(a) A summary of capital share transactions is as follows:

                                                        Period Ending                Period Ending
                                                     September 30, 1999            September 30, 1999
                                                   -----------------------      ------------------------
                                                    Shares        Value           Shares        Value
                                                   ---------   -----------      ----------   -----------
Shares sold..................................      2,637,860   $26,378,199      $4,422,265   $40,312,552
Shares issued in reinvestment of
  distribution...............................             --            --              --            --
Shares issued in stock split.................             --            --              --            --
Shares redeemed..............................             --            --              --            --
                                                   ---------   -----------      ----------   -----------
Net increase.................................      2,637,860   $26,378,199       4,422,265   $40,312,552
                                                   =========   ===========      ==========   ===========

THE COVENTRY GROUP

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying financial statements and financial highlights are those of the Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund (individually, a "Fund", collectively, the "Funds"), which commenced operations on July 31, 1999 and August 26, 1999, respectively. The Funds offer one class of shares of beneficial interest ("shares"). The Group is authorized to issue an unlimited number of shares.

      The Funds' investment objectives are as follows:

      Walden/BBT Domestic Social Index Fund seeks long-term capital growth through a portfolio of stocks designed to meet the Fund's social criteria and to be competitive with the domestic equity market.

      Walden/BBT International Social Index Fund seeks long-term capital growth through a portfolio of international equities designed to meet the Fund's social criteria and to be competitive with the international equity market.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and ask price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60-day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute in a timely manner, all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

THE COVENTRY GROUP

--------------------------------------------------------------------------------

      C. Security Transactions and Investment Income. Security transactions are accounted for on the trade date. Net realized gains and losses on investments sold are recorded on the first-in, first-out basis. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

      D. Dividends to Shareholders. Dividends from net investment income are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principals. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the period ended September 30, 1999, United States Trust Company of Boston (the "Adviser") provided the Funds with investment management services under an Investment Advisory Agreement. As compensation for its services, the Adviser was entitled to an annual fee, computed daily and paid monthly, equal to 0.50% of each Fund's average net assets.

      Fifth Third Bank acts as the Funds' Custodian under the Custody Agreement and BISYS Fund Services Ohio, Inc. acts as the Transfer Agent under the Transfer Agency Agreement with the Funds.

      BISYS Fund Services (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. acts as the Funds' Administrator under an Administration Agreement. For its services, the Administrator receives an annual fee, computed daily and paid monthly, equal to 0.20% of each Fund's average net assets.

      BISYS Fund Services (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

      Certain officers and trustees of the Group are also officers and/or directors of the Administrator and Distributor.

      The Funds are responsible for their own operating expenses. The Adviser has agreed to reduce fees payable to it by Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund, to the extent necessary to limit the aggregate annual operating expenses to 0.75% and 1.00%, respectively, of average net assets through March 31, 2000. Any such reductions made by the Adviser in its fees or payments or reimbursement of expenses which are the Funds' obligation may be subject to reimbursement by the Funds within three years provided

THE COVENTRY GROUP

--------------------------------------------------------------------------------

the Funds are able to effect such reimbursement and remain in compliance with applicable limitations. For the period ended September 30, 1999, the Adviser reimbursed the Funds as follows:

Walden/BBT Domestic Social Index Fund.......................    $3,660
Walden/BBT International Social Index Fund..................    $   --

      The Administrator voluntarily agreed to waive a portion of their fees. For the period ended September 30, 1999 the Administrator waived fees as follows:

Walden/BBT Domestic Social Index Fund.......................    $2,113
Walden/BBT International Social Index Fund..................    $2,190

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

                                                             PURCHASES     SALES
                                                             ---------     -----
Walden/BBT Domestic Social Index Fund....................     $3,893      $15,783
Walden/BBT International Social Index Fund...............         --           --

THE COVENTRY GROUP
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD (UNAUDITED)
--------------------------------------------------------------------------------

                                                               Walden/BBT               Walden/BBT
                                                                Domestic               International
                                                              Social Index             Social Index
                                                              Period Ending            Period Ending
                                                          September 30, 1999(a)    September 30, 1999(b)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................         $10.00                   $10.00
Income from investment operations:
      Net investment income.............................           0.01                     0.01
      Net realized and unrealized gain (loss) on
        investments.....................................          (0.42)                    0.39
                                                                 ------                   ------
Total from investment operations........................          (0.41)                    0.40
                                                                 ------                   ------
Net asset value, end of period..........................         $ 9.59                   $10.40
                                                                 ======                   ======
Total return............................................          (4.10%)(c)                4.00%(c)
Ratios/supplemental data:
Net assets, end of period (millions)....................         $ 25.3                   $ 46.0
Ratio of expenses to average net assets:
      Before expense reimbursement......................           0.89%(d)                 0.90%(d)
      After expense reimbursement.......................           0.76%(d)                 0.85%(d)
Ratio of net investment income to average net assets:
      Before expense reimbursement......................           0.68%(d)                 1.35%(d)
      After expense reimbursement.......................           0.81%(d)                 1.40%(d)
Portfolio turnover rate.................................           0.02%                    0.00%

---------

(a) Fund commenced operations on July 31, 1999.
(b) Fund commenced operations on August 26, 1999.
(c) Not annualized.
(d) Annualized.

See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     Adviser, Custodian and Transfer Agent

                     United States Trust Company of Boston
                                40 Court Street
                                Boston, MA 02108
                                 (617) 726-7250

                                       -

                          Administrator & Distributor

                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                       -

                                    Auditors

                              Arthur Andersen LLP
                               Huntington Center
                              41 South High Street
                            Columbus, OH 43215-6150

                                       -

                                 Legal Counsel

                             Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                             Washington, D.C. 20006

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

11/99

                                  Walden Logo
                            WALDEN ASSET MANAGEMENT
              A Division of United States Trust Company of Boston

                     UNITED STATES TRUST COMPANY OF BOSTON

                              WALDEN/BBT DOMESTIC
                               SOCIAL INDEX FUND

                            WALDEN/BBT INTERNATIONAL
                               SOCIAL INDEX FUND

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1999